T. ROWE PRICE Corporate Income Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 6.4%
Car Loan 0.5%
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32 (1) 2,996 2,955
2,955
Other Asset-Backed Securities 5.9%
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 2,787 2,676
DB Master Finance
Series 2017-1A, Class A2II
4.03%, 11/20/47 (1) 568 532
Domino's Pizza Master Issuer
Series 2018-1A, Class A2I
4.116%, 7/25/48 (1) 3,869 3,728
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 2,580 2,484
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 611 589
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 807 673
Hotwire Funding
Series 2021-1, Class A2
2.311%, 11/20/51 (1) 2,360 2,086
Jack in the Box Funding
Series 2019-1A, Class A2II
4.476%, 8/25/49 (1) 3,669 3,452
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 131 119
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 2,454 2,204
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 4,724 4,333
Stonepeak
Series 2021-1A, Class AA
2.301%, 2/28/33 (1) 2,209 2,053
VB-S1 Issuer
Series 2022-1A, Class C2I
3.156%, 2/15/52 (1) 3,310 3,005
T. ROWE PRICE Corporate Income Fund

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Wendy's Funding
Series 2019-1A, Class A2I
3.783%, 6/15/49 (1) 3,569 3,349
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 3,432 2,913
34,196
Total Asset-Backed Securities
(Cost $40,180) 37,151
CORPORATE BONDS 87.7%
FINANCIAL INSTITUTIONS 40.0%
Banking 28.3%
Ally Financial, 2.20%, 11/2/28  4,070 3,355
Banco Santander, 2.749%, 12/3/30  2,600 2,007
Banco Santander Chile, 2.70%, 1/10/25 (1) 3,837 3,679
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1) 1,815 1,822
Bank of America, VR, 2.831%, 10/24/51 (2) 4,040 2,752
Bank of America, VR, 3.194%, 7/23/30 (2) 1,495 1,329
Bank of America, VR, 3.846%, 3/8/37 (2) 3,570 3,077
Bank of America, VR, 4.271%, 7/23/29 (2) 1,145 1,096
Bank of America, Series N, VR, 1.658%, 3/11/27 (2) 2,700 2,421
Bank of America, Series TT, VR, 6.125% (2)(3) 1,580 1,560
Barclays, VR, 2.279%, 11/24/27 (2) 2,465 2,159
Barclays, VR, 2.852%, 5/7/26 (2) 4,380 4,101
BBVA Bancomer, VR, 5.875%, 9/13/34 (1)(2) 4,090 3,758
Capital One Financial, VR, 2.359%, 7/29/32 (2) 4,100 3,189
Capital One Financial, VR, 3.273%, 3/1/30 (2) 3,285 2,889
Citigroup, VR, 2.52%, 11/3/32 (2) 2,205 1,785
Citigroup, VR, 2.572%, 6/3/31 (2) 5,550 4,630
Citigroup, VR, 3.98%, 3/20/30 (2) 7,570 7,074
Citigroup, VR, 4.412%, 3/31/31 (2) 5,725 5,444
Credit Suisse Group, VR, 3.091%, 5/14/32 (1)(2) 2,555 1,937
Danske Bank A, VR, 4.298%, 4/1/28 (1)(2) 4,745 4,442
Goldman Sachs Group, VR, 1.093%, 12/9/26 (2) 1,630 1,447
Goldman Sachs Group, VR, 1.992%, 1/27/32 (2) 7,205 5,691
Goldman Sachs Group, VR, 2.615%, 4/22/32 (2) 4,190 3,440
Goldman Sachs Group, VR, 3.436%, 2/24/43 (2) 3,440 2,710
Goldman Sachs Group, VR, 3.814%, 4/23/29 (2) 7,485 7,019
HSBC Holdings, 4.95%, 3/31/30  2,770 2,694
HSBC Holdings, VR, 1.589%, 5/24/27 (2) 535 466
ING Groep, VR, 1.726%, 4/1/27 (2) 5,750 5,103
JPMorgan Chase, VR, 3.109%, 4/22/51 (2) 3,940 2,846

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase, VR, 4.586%, 4/26/33 (2) 1,280 1,242
JPMorgan Chase, VR, 4.851%, 7/25/28 (2) 7,580 7,565
Kookmin Bank, 2.50%, 11/4/30 (1) 3,615 3,011
Morgan Stanley, VR, 1.794%, 2/13/32 (2) 2,900 2,273
Morgan Stanley, VR, 2.699%, 1/22/31 (2) 1,460 1,262
Morgan Stanley, VR, 2.802%, 1/25/52 (2) 2,030 1,383
Morgan Stanley, VR, 3.217%, 4/22/42 (2) 1,135 885
Morgan Stanley, VR, 3.772%, 1/24/29 (2) 5,300 5,005
Morgan Stanley, VR, 4.431%, 1/23/30 (2) 3,430 3,333
Morgan Stanley, VR, 5.297%, 4/20/37 (2) 1,545 1,478
Morgan Stanley, VR, 5.597%, 3/24/51 (2) 995 1,078
Nationwide Building Society, VR, 2.972%, 2/16/28 (1)(2) 1,455 1,313
PNC Financial Services Group, Series T, VR, 3.40% (2)(3) 1,495 1,215
Santander Holdings USA, VR, 2.49%, 1/6/28 (2) 2,360 2,048
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (2) 6,590 5,902
Standard Chartered, VR, 1.456%, 1/14/27 (1)(2) 3,250 2,849
Standard Chartered, VR, 4.644%, 4/1/31 (1)(2) 5,340 5,037
UBS Group, VR, 4.703%, 8/5/27 (1)(2) 4,650 4,553
Wells Fargo, 4.15%, 1/24/29  3,500 3,396
Wells Fargo, VR, 3.068%, 4/30/41 (2) 8,915 6,856
Wells Fargo, VR, 3.526%, 3/24/28 (2) 2,150 2,026
Wells Fargo, VR, 5.013%, 4/4/51 (2) 3,370 3,315
Wells Fargo, Series BB, VR, 3.90% (2)(3) 1,465 1,293
164,240
Brokerage Asset Managers Exchanges 2.1%
Charles Schwab, Series I, VR, 4.00% (2)(3) 1,990 1,716
Intercontinental Exchange, 2.65%, 9/15/40  3,278 2,431
Intercontinental Exchange, 3.00%, 6/15/50  645 470
Intercontinental Exchange, 4.95%, 6/15/52  1,605 1,581
LSEGA Financing, 2.00%, 4/6/28 (1) 5,940 5,181
LSEGA Financing, 3.20%, 4/6/41 (1) 620 493
11,872
Finance Companies 1.1%
AerCap Ireland Capital, 3.85%, 10/29/41  1,320 968
AerCap Ireland Capital, 6.50%, 7/15/25  2,315 2,375
Air Lease, 2.20%, 1/15/27  945 831
SLM, 3.125%, 11/2/26  2,795 2,323
6,497
Insurance 5.6%
Berkshire Hathaway Finance, 2.50%, 1/15/51  2,135 1,464
CNO Financial Group, 5.25%, 5/30/29  3,295 3,192
Corebridge Financial, 3.85%, 4/5/29 (1) 1,980 1,826
Enstar Group, 3.10%, 9/1/31  4,050 3,050
Equitable Financial Life Global Funding, 1.80%, 3/8/28 (1) 3,955 3,428
Health Care Service A Mutual Legal Reserve, 2.20%, 6/1/30 (1) 3,685 3,077
Health Care Service A Mutual Legal Reserve, 3.20%, 6/1/50 (1) 3,970 2,980

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Humana, 2.15%, 2/3/32  1,185 960
Humana, 3.70%, 3/23/29  2,090 1,974
Jackson Financial, 5.17%, 6/8/27  3,355 3,316
Muenchener Rueckversicherungs-Gesellschaft in Muenchen, VR,
5.875%, 5/23/42 (1)(2) 1,400 1,447
New York Life Insurance, 3.75%, 5/15/50 (1) 3,755 3,127
UnitedHealth Group, 2.00%, 5/15/30  1,895 1,621
UnitedHealth Group, 2.30%, 5/15/31  270 231
UnitedHealth Group, 4.75%, 5/15/52  480 478
32,171
Real Estate Investment Trusts 2.9%
Brixmor Operating Partnership, 4.05%, 7/1/30  1,813 1,612
Global Net Lease, 3.75%, 12/15/27 (1) 835 724
Highwoods Realty, 4.20%, 4/15/29  2,935 2,718
Hudson Pacific Properties, 3.25%, 1/15/30  3,520 2,968
Kilroy Realty, 4.25%, 8/15/29  2,980 2,764
Life Storage, 4.00%, 6/15/29  3,000 2,789
Regency Centers, 3.70%, 6/15/30  1,762 1,600
Starwood Property Trust, 3.625%, 7/15/26 (1) 2,005 1,782
16,957
Total Financial Institutions 231,737
INDUSTRIAL 39.6%
Basic Industry 2.4%
Anglo American Capital, 4.75%, 4/10/27 (1) 5,300 5,197
Celanese U.S. Holdings, 6.05%, 3/15/25  2,740 2,750
Nucor, 3.125%, 4/1/32  3,600 3,158
South32 Treasury, 4.35%, 4/14/32 (1) 3,150 2,853
13,958
Capital Goods 1.0%
Eaton, 4.15%, 3/15/33  1,375 1,332
Parker-Hannifin, 4.50%, 9/15/29  870 857
Waste Connections, 2.95%, 1/15/52  2,280 1,646
Waste Connections, 3.20%, 6/1/32  2,265 2,026
5,861
Communications 9.1%
AT&T, 3.50%, 6/1/41  610 478
Charter Communications Operating, 2.25%, 1/15/29  4,245 3,490
Charter Communications Operating, 3.50%, 3/1/42  4,105 2,824
Charter Communications Operating, 3.75%, 2/15/28  3,015 2,784
Comcast, 2.887%, 11/1/51  4,090 2,875
Comcast, 2.937%, 11/1/56  4,180 2,850
Crown Castle International, 2.50%, 7/15/31  3,900 3,214
Crown Castle Towers, 3.663%, 5/15/25 (1) 1,785 1,763
Magallanes, 3.755%, 3/15/27 (1) 1,515 1,415
Magallanes, 4.279%, 3/15/32 (1) 855 740

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Meta Platforms, 4.45%, 8/15/52 (1) 3,030 2,760
NTT Finance, 4.372%, 7/27/27 (1) 2,635 2,643
Rogers Communications, 3.20%, 3/15/27 (1) 2,345 2,229
Rogers Communications, 4.55%, 3/15/52 (1) 1,785 1,566
SBA Tower Trust, 1.631%, 11/15/26 (1) 1,405 1,226
SBA Tower Trust, 2.328%, 1/15/28 (1) 820 715
SBA Tower Trust, 2.836%, 1/15/25 (1) 3,295 3,154
Sirius XM Radio, 4.00%, 7/15/28 (1) 1,775 1,549
T-Mobile USA, 3.75%, 4/15/27  1,520 1,452
Verizon Communications, 2.875%, 11/20/50  2,030 1,390
Verizon Communications, 3.00%, 11/20/60  1,950 1,300
Vodafone Group, 4.25%, 9/17/50  3,550 2,900
Walt Disney, 2.00%, 9/1/29  1,970 1,701
Walt Disney, 3.80%, 3/22/30  5,900 5,681
52,699
Consumer Cyclical 5.2%
Aptiv, 3.10%, 12/1/51  1,865 1,182
Aptiv, 4.15%, 5/1/52  2,060 1,516
Best Buy, 1.95%, 10/1/30  2,200 1,756
Ford Motor Credit, 3.375%, 11/13/25  1,805 1,646
General Motors Financial, 2.70%, 6/10/31  5,125 4,020
Home Depot, 2.375%, 3/15/51  4,218 2,793
Lowe's, 3.75%, 4/1/32 (4) 1,235 1,140
McDonald's, 3.625%, 9/1/49  1,970 1,598
Nissan Motor, 3.522%, 9/17/25 (1) 3,755 3,552
QVC, 4.45%, 2/15/25  2,150 1,989
QVC, 4.85%, 4/1/24  1,535 1,476
Starbucks, 3.35%, 3/12/50  2,752 2,067
Stellantis Finance U.S., 2.691%, 9/15/31 (1) 4,180 3,324
Volkswagen Group of America Finance, 4.60%, 6/8/29 (1) 1,730 1,669
29,728
Consumer Non-Cyclical 9.6%
AbbVie, 4.05%, 11/21/39  5,310 4,663
AbbVie, 4.25%, 11/21/49  665 586
AbbVie, 4.70%, 5/14/45  1,390 1,294
AbbVie, 4.875%, 11/14/48  2,085 2,024
Altria Group, 3.70%, 2/4/51  4,250 2,766
AstraZeneca, 2.125%, 8/6/50  2,300 1,514
BAT Capital, 3.984%, 9/25/50  3,700 2,503
BAT International Finance, 4.448%, 3/16/28  3,375 3,181
Becton Dickinson & Company, 3.794%, 5/20/50  1,117 926
Becton Dickinson & Company, 4.669%, 6/6/47  2,570 2,448
Bio-Rad Laboratories, 3.30%, 3/15/27  515 487
Cardinal Health, 4.90%, 9/15/45  1,600 1,445
CSL Finance, 4.05%, 4/27/29 (1) 1,070 1,041
CSL Finance, 4.75%, 4/27/52 (1) 1,550 1,483

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Darling Ingredients, 6.00%, 6/15/30 (1) 205 205
Eli Lilly, 2.25%, 5/15/50 (4) 2,105 1,446
Hasbro, 3.55%, 11/19/26  3,695 3,529
Hasbro, 3.90%, 11/19/29  700 644
HCA, 3.125%, 3/15/27 (1) 4,075 3,763
HCA, 4.625%, 3/15/52 (1) 1,810 1,506
Imperial Brands Finance, 6.125%, 7/27/27 (1) 1,455 1,479
Mondelez International, 2.75%, 4/13/30  3,467 3,067
PerkinElmer, 1.90%, 9/15/28  5,985 5,064
Perrigo Finance Unlimited, 4.375%, 3/15/26  2,690 2,542
PRA Health Sciences, 2.875%, 7/15/26 (1) 1,875 1,662
Utah Acquisition Sub, 3.95%, 6/15/26  2,080 1,952
Viatris, 2.70%, 6/22/30  1,340 1,056
Viterra Finance, 4.90%, 4/21/27 (1) 1,600 1,533
55,809
Energy 5.1%
Boardwalk Pipelines, 5.95%, 6/1/26  3,385 3,490
Energy Transfer, 6.00%, 6/15/48  1,670 1,595
Enterprise Products Operating, 3.70%, 1/31/51  1,335 1,043
Enterprise Products Operating, 4.20%, 1/31/50  890 752
Hess, 4.30%, 4/1/27  1,800 1,762
Hess, 5.60%, 2/15/41  1,962 1,908
Hess, 7.125%, 3/15/33  400 445
Kinder Morgan, 5.05%, 2/15/46  756 688
Lundin Energy Finance, 2.00%, 7/15/26 (1) 3,365 3,007
Sabine Pass Liquefaction, 5.00%, 3/15/27  5,650 5,643
Targa Resources, 4.95%, 4/15/52  254 220
Targa Resources Partners, 5.50%, 3/1/30  1,063 1,034
Targa Resources Partners, 6.875%, 1/15/29  1,061 1,088
Transcontinental Gas Pipe Line, 3.95%, 5/15/50  4,000 3,340
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 720 628
Woodside Finance, 3.65%, 3/5/25 (1) 3,050 2,962
29,605
Technology 5.5%
Alphabet, 2.05%, 8/15/50  3,680 2,423
Apple, 2.40%, 8/20/50  2,025 1,403
Apple, 2.65%, 2/8/51  6,190 4,527
CDW, 2.67%, 12/1/26  3,800 3,425
CDW, 5.50%, 12/1/24  1,353 1,377
Fortinet, 2.20%, 3/15/31  2,420 1,918
Intel, 4.00%, 8/5/29  3,260 3,163
Moody's, 4.25%, 8/8/32  600 581
Motorola Solutions, 5.60%, 6/1/32  1,560 1,564
NXP, 2.50%, 5/11/31  2,390 1,930
NXP, 3.25%, 5/11/41  2,380 1,725
S&P Global, 2.70%, 3/1/29 (1) 1,210 1,099

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Salesforce, 2.70%, 7/15/41 (4) 6,005 4,578
VMware, 1.80%, 8/15/28  1,070 891
Workday, 3.50%, 4/1/27  320 306
Workday, 3.80%, 4/1/32 (4) 1,150 1,053
31,963
Transportation 1.7%
Kansas City Southern, 3.50%, 5/1/50  4,010 3,138
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 2,740 2,747
Transurban Finance, 2.45%, 3/16/31 (1) 3,335 2,719
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  1,383 1,168
9,772
Total Industrial 229,395
UTILITY 8.1%
Electric 7.8%
AEP Texas, 4.70%, 5/15/32  2,825 2,776
DPL, 4.125%, 7/1/25  2,065 1,949
Duke Energy, 5.00%, 8/15/52  3,010 2,856
Edison International, 4.95%, 4/15/25  1,740 1,744
Enel Finance International, 5.00%, 6/15/32 (1) 4,570 4,215
Exelon, 2.75%, 3/15/27 (1) 3,675 3,440
Exelon, 3.35%, 3/15/32 (1) 2,125 1,902
Georgia Power, 4.70%, 5/15/32  2,005 1,995
NextEra Energy Capital Holdings, 2.44%, 1/15/32  3,915 3,254
NextEra Energy Capital Holdings, 4.625%, 7/15/27  4,440 4,454
Pacific Gas & Electric, 2.95%, 3/1/26  5,590 5,086
Pacific Gas & Electric, 5.90%, 6/15/32  1,010 966
PG&E, 5.00%, 7/1/28 (4) 1,605 1,420
Southern, 5.113%, 8/1/27  2,115 2,117
Southern California Edison, Series 20A, 2.95%, 2/1/51  3,060 2,059
Vistra Operations, 5.125%, 5/13/25 (1) 4,665 4,642
Xcel Energy, 4.60%, 6/1/32  810 801
45,676
Natural Gas 0.3%
Sempra Energy, 3.70%, 4/1/29  1,770 1,651
1,651
Total Utility 47,327
Total Corporate Bonds
(Cost $582,059) 508,459
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.9%
Owned No Guarantee 1.9%
NBN, 2.625%, 5/5/31 (1) 4,840 4,090

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Syngenta Finance, 4.441%, 4/24/23 (1) 6,755 6,763
Total Foreign Government Obligations & Municipalities
(Cost $11,593) 10,853
MUNICIPAL SECURITIES 1.3%
Colorado 0.1%
Colorado HFA, Covenant Living Community, Series B, 2.80%, 12/1/26  790 757
757
Illinois 0.7%
Illinois, Series A, GO, 3.14%, 10/1/24  3,880 3,781
3,781
Puerto Rico 0.2%
Puerto Rico Commonwealth, VR, 11/1/43 (5)(6) 2,272 1,170
1,170
Texas 0.3%
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  2,150 1,659
1,659
Total Municipal Securities
(Cost $7,995) 7,367
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 1.2%
U.S. Treasury Obligations 1.2%
U.S. Treasury Bonds, 3.25%, 5/15/42 (7) 3,965 3,793
U.S. Treasury Bonds, 4.75%, 2/15/37 (7) 2,670 3,160
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $7,641) 6,953
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 2.36% (8)(9) 1,201 1,201
Total Short-Term Investments
(Cost $1,201) 1,201

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 2.36% (8)(9) 2,588 2,588
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 2,588
Total Securities Lending Collateral
(Cost $2,588) 2,588
Total Investments in Securities 99.1%
(Cost $653,257) $ 574,572
Other Assets Less Liabilities 0.9% 5,237
Net Assets 100.0% $ 579,809
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$180,858 and represents 31.2% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) All or a portion of this security is on loan at August 31, 2022.
(5) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(6) Non-income producing
(7) At August 31, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(8) Seven-day yield
(9) Affiliated Companies
GO General Obligation
HFA Health Facility Authority
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: JPMorgan Chase, A2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 3,975 42 14 28
BNP Paribas, Protection Sold (Relevant
Credit: Morgan Stanley, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 * 3,975 34 (25) 59
Total Bilateral Credit Default Swaps, Protection Sold (11) 87
Total Bilateral Swaps (11) 87
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit: Tesla),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 1,880 55 73 (18)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (18)
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S38, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/21/27 11,890 (26) 352 (378)

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S38, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/27 35,950 192 463 (271)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (649)
Total Centrally Cleared Swaps (667)
Net payments (receipts) of variation margin to date 629
Variation margin receivable (payable) on centrally cleared swaps $ (38)
* Credit ratings as of August 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $150.

T. ROWE PRICE Corporate Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 527 U.S. Treasury Long Bond contracts 12/22 71,590 $ (21)
Short, 814 U.S. Treasury Notes five year contracts 12/22 (90,208) 310
Short, 97 U.S. Treasury Notes ten year contracts 12/22 (11,340) 16
Long, 327 U.S. Treasury Notes two year contracts 12/22 68,123 (100)
Short, 98 Ultra U.S. Treasury Bonds contracts 12/22 (14,651) (118)
Short, 220 Ultra U.S. Treasury Notes ten year
contracts 12/22 (27,541) 51
Net payments (receipts) of variation margin to date (126)
Variation margin receivable (payable) on open futures contracts $ 12

T. ROWE PRICE Corporate Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.36% $ — $ — $ 26++
Totals $ —# $ — $ 26+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
08/31/22
T. Rowe Price Government
Reserve Fund, 2.36% $ 10,953  ¤  ¤ $ 3,789
Total $ 3,789^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $26 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,789.

T. ROWE PRICE Corporate Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Corporate Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Corporate Income Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions

T. ROWE PRICE Corporate Income Fund

between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 570,783 $ — $ 570,783
Short-Term Investments 1,201 — — 1,201
Securities Lending Collateral 2,588 — — 2,588
Total Securities 3,789 570,783 — 574,572
Swaps — 76 — 76
Futures Contracts* 377 — — 377
Total $ 4,166 $ 570,859 $ — $ 575,025
Liabilities
Swaps* $ — $ 667 $ — $ 667
Futures Contracts* 239 — — 239
Total $ 239 $ 667 $ — $ 906
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).

T. ROWE PRICE Corporate Income Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F112-054Q1 08/22
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.